SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation
These unaudited interim condensed consolidated financial statements of the partnership have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting, or IAS 34, as issued by the International Accounting Standards Board, or the IASB, and using the accounting policies the partnership applied in its annual consolidated financial statements as at and for the year ended December 31, 2018, except for the impact of the adoption of the accounting standards described below. The accounting policies the partnership applied in its annual consolidated financial statements as at and for the year ended December 31, 2018 are disclosed in Note 2 of such consolidated financial statements, with which reference should be made in reading these unaudited interim condensed consolidated financial statements. All defined terms are also described in the annual consolidated financial statements. The unaudited interim condensed consolidated financial statements are prepared on a going concern basis and have been presented in U.S. dollars rounded to the nearest million unless otherwise indicated.
The preparation of financial statements in accordance with IAS 34 requires the use of certain critical accounting estimates. It also requires management to exercise judgment in applying the accounting policies. The critical accounting estimates and judgments have been set out in Note 2 to the partnership's consolidated financial statements as at and for the year ended December 31, 2018. There have been no significant changes to the method of determining significant estimates and judgments since December 31, 2018, other than changes required as a result of adopting new standards as discussed below.
These unaudited interim condensed consolidated financial statements were approved by the partnership's Board of Directors and authorized for issue on August 9, 2019.

(b)	New accounting policies adopted
The partnership has applied new and revised standards issued by the IASB that are effective for the period beginning on or after January 1, 2019.

(i)	Leases
The partnership has applied IFRS 16, Leases ("IFRS 16") as of its effective date of January 1, 2019. The new standard brings most leases on the statement of financial position, eliminating the distinction between operating and finance leases. Lessor accounting, however, remains largely unchanged and the distinction between operating and finance leases is retained. IFRS 16 supersedes IAS 17, Leases and related interpretations and is effective for periods beginning on or after January 1, 2019. The transition impact is outlined in Note 2(c).
The partnership assesses whether a contract is, or contains, a lease at inception of the contract and recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is a lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets. For these leases, the partnership recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.
The lease liability is initially measured at the present value of the future lease payments, discounted using the interest rate implicit in the lease, if that rate can be determined, or otherwise the incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise i) fixed lease payments, including in-substance fixed payments, less any lease incentives; ii) variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date; iii) the amount expected to be payable by the lessee under residual value guarantees; iv) the exercise price of purchase options, if it is reasonably certain that the option will be exercised; and v) payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease. The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.
The partnership remeasures lease liabilities and makes a corresponding adjustment to the related right-of-use asset when i) the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate; ii) the lease payments have changed due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using the initial discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used); or iii) a lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.
The right-of-use asset comprises the initial measurement of the corresponding lease liability, lease payments made at or before the commencement date and any initial direct costs. The right-of-use asset is subsequently measured at cost less accumulated depreciation and impairment losses. It is depreciated over the shorter period of the lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the partnership expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts on the commencement date of the lease. The partnership applies IAS 36, Impairment of Assets, to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss as described in the property plant and equipment policy.
Variable rents that do not depend on an index or rate are not included in the measurement of the lease liability and the right-of-use asset. The related payments are recognized as an expense in the period in which the event or condition that triggers those payments occurs and are included in the line "direct operating costs" in the Consolidated Statement of Operations.
The partnership has applied critical judgments in the application of IFRS 16, including: i) identifying whether a contract (or part of a contract) includes a lease; and ii) determining whether it is reasonably certain that lease extension or termination options will be exercised in determining lease terms. The partnership also uses critical estimates in the application of IFRS 16, including the estimation of lease term and determination of the appropriate rate to discount the lease payments.
The partnership has elected to apply the following practical expedients in its application of the standard:

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To recognize the payments associated with short-term and low value leases on a straight-line basis as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed; and

•	To not allocate contract consideration between lease and non-lease components, but rather account for each lease and non-lease component as a single lease component, on a lease-by-lease basis.

(ii)	Uncertainty over Income Tax Treatments
In June 2017, the IASB published IFRIC 23, Uncertainty over Income Tax Treatments ("IFRIC 23"), effective for annual periods beginning on or after January 1, 2019. The interpretation requires an entity to assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings and to exercise judgment in determining whether each tax treatment should be considered independently or whether some tax treatments should be considered together. The decision should be based on which approach provides better predictions of the resolution of the uncertainty. An entity also has to consider whether it is probable that the relevant authority will accept each tax treatment, or group of tax treatments, assuming that the taxation authority with the right to examine any amounts reported to it will examine those amounts and will have full knowledge of all relevant information when doing so. On January 1, 2019, the partnership adopted IFRIC 23 on a modified retrospective basis. The adoption did not have a significant impact on the partnership's financial results.

(iii)	Business Combinations
In October 2018, the IASB issued an amendment to IFRS 3, Business Combinations (“IFRS 3”), effective for annual periods beginning on or after January 1, 2020, with the option to early adopt beginning January 1, 2019. The amendment clarifies the definition of a business and assists entities in determining whether an acquisition is a business combination or an acquisition of a group of assets. The amendment emphasizes that to be considered a business, an acquired set of activities and assets must include an input and a substantive process that together significantly contribute to the ability to create outputs. The partnership adopted the IFRS 3 amendment on January 1, 2019 on a prospective basis and the adoption did not have an impact on the partnership’s consolidated financial statements.

(c)	Impact on adoption of new IFRS standards
The partnership has adopted IFRS 16 using the modified retrospective method, whereby any transitional impact is recorded in equity as at January 1, 2019, and comparative periods are not restated. In applying IFRS 16 for the first time, the partnership has applied the following practical expedients permitted by the standard on a lease-by-lease basis. These practical expedients are only available upon adoption and cannot be applied for any new lease executed after adoption:

•	The accounting for operating leases with a remaining lease term of less than 12 months as of January 1, 2019 as short-term leases;

•	The application of a single discount rate to a portfolio of leases with reasonably similar characteristics;

•	The application of the policy choice option on adoption to measure the right-of-use assets at an amount equal to the lease liabilities, adjusted for any prepaid or accrued lease payments;

•
The reliance on our assessments of whether leases are onerous applied IAS 37, Provisions, Contingent Liabilities and Contingent Assets, immediately before January 1, 2019, instead of performing an impairment review; and

•	The use of hindsight in determining the lease term if the contract contains options to extend or terminate the lease.
In addition, the partnership has applied the practical expedient available on transition to not reassess whether a contract meets the definition of a lease under IFRS 16 if the contract was, or was not, previously classified as a lease under IAS 17 Leases and IFRIC 4 Determining whether an Arrangement Contains a Lease prior to the adoption of IFRS 16.
As at January 1, 2019, the adoption of IFRS 16 resulted in the recognition of lease liabilities that are recorded in accounts payable and other of $987 million and right-of-use assets that are classified as property, plant, and equipment of $978 million, adjusted for any prepaid or accrued lease payments (including any lease incentives). The adoption of IFRS 16 did not have any impact on equity. The weighted average incremental borrowing rate used in determining the lease liabilities on January 1, 2019 was approximately 4.3%. The difference between the operating lease commitments disclosed applying IAS 17 as at December 31, 2018 and the lease liabilities recognized as at January 1, 2019 is due to discounting using the incremental borrowing rate on January 1, 2019, and short-term and low value leases recognized on a straight-line basis as expense. When comparing results to prior periods, the adoption of IFRS 16 resulted in a reduction of direct operating costs by $60 million and $113 million, an increase to interest and depreciation expense of $13 million and $25 million, and $47 million and $88 million, respectively, for the three and six month period ended June 30, 2019. In addition, under IFRS 16, lease payments are split between cash payments for the interest portion of the lease liability, which are classified as cash flows used in operating activities, and repayments of principal, which are classified as cash flows used in financing activities. In contrast under IAS 17, payments under operating leases were presented as part of cash flows used in operating activities.